AB Variable Products Series Fund, Inc.

AB Global Thematic Growth Portfolio

Portfolio of Investments

March 31, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.7%
Information Technology – 29.8%
Communications Equipment – 6.4%
Calix, Inc.(a)	83,589	$2,897,195
Lumentum Holdings, Inc.(a)	44,025	4,021,684
Motorola Solutions, Inc.	19,570	3,680,138
Telefonaktiebolaget LM Ericsson - Class B	111,836	1,482,415

		12,081,432

Electronic Equipment, Instruments & Components – 2.5%
Flex Ltd.(a)	259,610	4,753,459

IT Services – 6.2%
Adyen NV(a) (b)	1,315	2,934,296
Network International Holdings PLC(a) (b)	252,233	1,435,898
Square, Inc. - Class A(a)	11,609	2,635,824
Twilio, Inc. - Class A(a)	5,540	1,887,810
Visa, Inc. - Class A(c)	13,000	2,752,490

		11,646,318

Semiconductors & Semiconductor Equipment – 5.0%
Cree, Inc.(a)	18,110	1,958,234
Infineon Technologies AG	91,150	3,878,212
NXP Semiconductors NV	18,210	3,666,401

		9,502,847

Software – 8.0%
Adobe, Inc.(a)	5,990	2,847,466
Dassault Systemes SE	15,910	3,400,584
Microsoft Corp.	14,320	3,376,227
Proofpoint, Inc.(a)	21,881	2,752,411
Zendesk, Inc.(a)	21,300	2,824,806

		15,201,494

Technology Hardware, Storage & Peripherals – 1.7%
Apple, Inc.	26,220	3,202,773

		56,388,323

Industrials – 19.6%
Aerospace & Defense – 1.9%
Hexcel Corp.(a)	65,280	3,655,680

Building Products – 2.1%
Trex Co., Inc.(a)	42,730	3,911,504

Commercial Services & Supplies – 4.8%
Tetra Tech, Inc.	18,700	2,537,964
TOMRA Systems ASA	71,870	3,119,710
Waste Management, Inc.	26,610	3,433,222

		9,090,896

Electrical Equipment – 5.7%
Rockwell Automation, Inc.	14,740	3,912,586
Schneider Electric SE	18,820	2,866,947

Company	Shares	U.S. $ Value

Vestas Wind Systems A/S	19,310	$3,983,396

		10,762,929

Machinery – 3.1%
SMC Corp.	3,000	1,747,140
Xylem, Inc./NY	39,410	4,145,144

		5,892,284

Professional Services – 2.0%
Recruit Holdings Co., Ltd.	75,500	3,707,518

		37,020,811

Health Care – 19.1%
Biotechnology – 1.2%
Abcam PLC(a)	116,600	2,235,958

Health Care Equipment & Supplies – 7.9%
Alcon, Inc.(a)	40,990	2,876,489
Danaher Corp.	16,930	3,810,604
Koninklijke Philips NV(a)	85,710	4,887,642
STERIS PLC	17,941	3,417,402

		14,992,137

Health Care Providers & Services – 4.8%
Apollo Hospitals Enterprise Ltd.	89,902	3,567,921
Laboratory Corp. of America Holdings(a)	21,361	5,447,696

		9,015,617

Life Sciences Tools & Services – 5.2%
Bio-Rad Laboratories, Inc. - Class A(a)	6,710	3,832,551
Bruker Corp.	64,210	4,127,419
Gerresheimer AG	19,520	1,938,675

		9,898,645

		36,142,357

Financials – 12.6%
Banks – 6.6%
Erste Group Bank AG(a)	116,000	3,929,882
HDFC Bank Ltd.(a)	182,143	3,730,292
SVB Financial Group(a)	10,000	4,936,600

		12,596,774

Capital Markets – 3.9%
MSCI, Inc. - Class A	8,840	3,706,435
Partners Group Holding AG	2,810	3,590,972

		7,297,407

Consumer Finance – 0.7%
Lufax Holding Ltd. (ADR)(a)	92,620	1,344,843

Insurance – 1.4%
AIA Group Ltd.	219,800	2,689,641

		23,928,665

Company	Shares	U.S. $ Value

Consumer Discretionary – 7.5%
Auto Components – 2.2%
Aptiv PLC(a)	30,431	$4,196,435

Household Durables – 2.0%
TopBuild Corp.(a)	18,103	3,791,311

Internet & Direct Marketing Retail – 1.3%
Coupang, Inc.(a)	18,117	894,074
MercadoLibre, Inc.(a)	1,030	1,516,304

		2,410,378

Textiles, Apparel & Luxury Goods – 2.0%
NIKE, Inc. - Class B	27,820	3,697,000

		14,095,124

Materials – 3.5%
Chemicals – 3.5%
Chr Hansen Holding A/S(a)	37,340	3,391,765
Koninklijke DSM NV	19,520	3,300,015

		6,691,780

Utilities – 2.8%
Electric Utilities – 1.7%
NextEra Energy, Inc.	41,690	3,152,181

Water Utilities – 1.1%
American Water Works Co., Inc.	14,679	2,200,676

		5,352,857

Communication Services – 1.7%
Interactive Media & Services – 1.7%
Tencent Holdings Ltd.	39,500	3,152,397

Consumer Staples – 1.1%
Household Products – 1.1%
Procter & Gamble Co. (The)	15,960	2,161,463

Total Common Stocks (cost $122,925,840)		184,933,777

SHORT-TERM INVESTMENTS – 2.2%
Investment Companies – 2.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(d) (e) (f) (cost $4,215,659)	4,215,659	4,215,659

U.S. $ Value

Total Investments – 99.9% (cost $127,141,499)(g)	$189,149,436
Other assets less liabilities – 0.1%	203,415

Net Assets – 100.0%	$189,352,851

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	876	EUR	733	05/27/2021	$(15,161)
Barclays Bank PLC	BRL	5,081	USD	892	04/05/2021	(10,877)
Barclays Bank PLC	USD	934	BRL	5,081	04/05/2021	(31,133)
Barclays Bank PLC	USD	1,610	GBP	1,156	04/09/2021	(15,926)
Barclays Bank PLC	INR	37,483	USD	511	04/15/2021	323
Barclays Bank PLC	INR	51,016	USD	694	04/15/2021	(2,068)
Barclays Bank PLC	USD	505	INR	36,969	04/15/2021	(663)
Barclays Bank PLC	USD	378	TWD	10,474	04/27/2021	(9,091)
Barclays Bank PLC	USD	3,457	AUD	4,541	06/04/2021	(6,981)
BNP Paribas SA	USD	723	JPY	78,361	05/20/2021	(14,770)
BNP Paribas SA	EUR	12,714	USD	15,235	05/27/2021	309,544
Citibank, NA	INR	55,946	USD	762	04/15/2021	(1,181)
Citibank, NA	USD	880	INR	64,894	04/15/2021	4,486
Citibank, NA	USD	3,255	KRW	3,545,961	04/22/2021	(110,025)
Credit Suisse International	NOK	4,986	USD	588	04/15/2021	5,163
Deutsche Bank AG	INR	358,234	USD	4,817	04/15/2021	(67,572)
Deutsche Bank AG	USD	850	CNY	5,548	04/22/2021	(5,461)
Deutsche Bank AG	CHF	715	USD	775	05/06/2021	17,398
Goldman Sachs Bank USA	INR	31,809	USD	429	04/15/2021	(4,939)
Goldman Sachs Bank USA	USD	4,701	CAD	5,918	04/22/2021	8,396
Goldman Sachs Bank USA	USD	675	CNY	4,388	04/22/2021	(7,079)
Goldman Sachs Bank USA	USD	643	RUB	47,981	05/25/2021	(11,936)
JPMorgan Chase Bank, NA	USD	1,266	INR	92,987	04/15/2021	2,187
JPMorgan Chase Bank, NA	USD	1,802	EUR	1,511	05/27/2021	(28,557)
Morgan Stanley Capital Services, Inc.	BRL	5,081	USD	877	04/05/2021	(25,231)
Morgan Stanley Capital Services, Inc.	USD	892	BRL	5,081	04/05/2021	10,877
Morgan Stanley Capital Services, Inc.	USD	3,132	TWD	86,300	04/27/2021	(92,991)
Morgan Stanley Capital Services, Inc.	USD	876	BRL	5,081	05/04/2021	24,923
Morgan Stanley Capital Services, Inc.	EUR	711	USD	841	05/27/2021	6,793
Natwest Markets PLC	INR	39,294	USD	534	04/15/2021	(2,273)
Natwest Markets PLC	USD	500	INR	36,542	04/15/2021	(1,474)
Natwest Markets PLC	USD	4,660	JPY	502,922	05/20/2021	(116,332)
Natwest Markets PLC	HKD	5,896	USD	760	05/21/2021	1,419
Societe Generale	NOK	6,992	USD	829	04/15/2021	11,246
Standard Chartered Bank	USD	531	ZAR	7,927	04/08/2021	5,751
Standard Chartered Bank	USD	3,409	GBP	2,440	04/09/2021	(45,185)
Standard Chartered Bank	USD	534	INR	39,020	04/15/2021	(2,012)
State Street Bank & Trust Co.	USD	244	ZAR	3,684	04/08/2021	6,015
State Street Bank & Trust Co.	GBP	165	USD	229	04/09/2021	2,009
State Street Bank & Trust Co.	GBP	231	USD	316	04/09/2021	(1,960)
State Street Bank & Trust Co.	USD	370	GBP	271	04/09/2021	3,112
State Street Bank & Trust Co.	USD	299	GBP	216	04/09/2021	(1,605)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	NOK	10,598	USD	1,250	04/15/2021	$11,293
State Street Bank & Trust Co.	MXN	5,632	USD	273	04/16/2021	(2,481)
State Street Bank & Trust Co.	USD	272	MXN	5,632	04/16/2021	2,956
State Street Bank & Trust Co.	USD	403	CAD	511	04/22/2021	3,446
State Street Bank & Trust Co.	USD	2,103	CNY	13,676	04/22/2021	(22,083)
State Street Bank & Trust Co.	CHF	968	USD	1,070	05/06/2021	45,335
State Street Bank & Trust Co.	JPY	28,343	USD	258	05/20/2021	2,180
State Street Bank & Trust Co.	HKD	1,413	USD	182	05/21/2021	484
State Street Bank & Trust Co.	EUR	3,211	USD	3,836	05/27/2021	66,537
State Street Bank & Trust Co.	USD	464	EUR	393	05/27/2021	(2,316)
UBS AG	TWD	7,776	USD	281	04/27/2021	6,979

						$(100,511)

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the aggregate market value of these securities amounted to $4,370,194 or 2.3% of net assets.

(c)	Represents entire or partial securities out on loan.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of March 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $63,204,596 and gross unrealized depreciation of investments was $(1,297,170), resulting in net unrealized appreciation of $61,907,426.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNY – Chinese Yuan Renminbi

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

RUB – Russian Ruble

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

COUNTRY BREAKDOWN[1] March 31, 2021 (unaudited)
58.0%	United States
7.8%	Netherlands
3.9%	Denmark
3.9%	India
3.4%	Switzerland
3.3%	France
3.1%	Germany
2.9%	Japan
2.4%	China
2.1%	Austria
1.6%	Norway
1.4%	Hong Kong
1.2%	United Kingdom
2.8%	Other
2.2%	Short-Term

100.0%	Total Investments

1

All data are as of March 31, 2021. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.8% or less in the following: Argentina, South Korea, Sweden and United Arab Emirates.

AB Variable Products Series Fund, Inc.

AB Global Thematic Growth Portfolio

March 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2021:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Information Technology	$43,256,918	$13,131,405		$—	$56,388,323
Industrials	21,596,100	15,424,711		—	37,020,811
Health Care	22,871,630	13,270,727		—	36,142,357
Financials	9,987,878	13,940,787		—	23,928,665
Consumer Discretionary	14,095,124	—		—	14,095,124
Materials	—	6,691,780		—	6,691,780
Utilities	5,352,857	—		—	5,352,857
Communication Services	—	3,152,397		—	3,152,397
Consumer Staples	2,161,463	—		—	2,161,463
Short-Term Investments	4,215,659	—		—	4,215,659

Total Investments in Securities	123,537,629	65,611,807	(a)	—	189,149,436
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	558,852		—	558,852
Liabilities:
Forward Currency Exchange Contracts	—	(659,363)		—	(659,363)

Total	$123,537,629	$65,511,296		$—	$189,048,925

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2021 is as follows:

Fund	Market Value 12/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$8,795	$9,304	$13,883	$4,216	$0	*

*	Amount less than $500.